NOTE 16. FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	Consolidated
	December 31 2021 A$	December 31 2020 A$
Investment in equity instrument designated at FVOCI
Investment in Listed Shares	562,500	-